Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 3 – Revenue

In accordance with ASC 606, revenue is recognized when a customer obtains the benefit of promised services, in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those services. In determining the amount of revenue to be recognized, the Company performs the following steps: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether the promised services are performance obligations, including whether they are distinct in the context of the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Software Revenue. Our software revenue is generated from subscriptions and services related to the use of our commercial software platforms, MJ Platform®, Ample, Trellis, Viridian, 365 Cannabis, and our government regulatory platform, Leaf Data Systems, and the sale of business intelligence, data analytics and other software related services. For our SMB customers, software contracts are generally annual contracts paid monthly in advance of service and typically cancellable upon 30 days’ notice after the end of the contract period. Leaf Data Systems contracts are generally multi-year contracts payable annually or quarterly in advance of service. Commercial software and Leaf Data Systems contracts generally may only be terminated early for breach of contract as defined in the respective agreements. Our enterprise contracts are typically multi-year contracts paid monthly in advance of services and are generally cancellable with at least a month's notice before the end of the contract period. Amounts that have been invoiced are initially recorded as deferred revenue or contract liabilities. Subscription revenue is recognized on a straight-line basis over the service term of the arrangement beginning on the date that our solution is made available to the customer and ending at the expiration of the subscription term. We typically invoice customers at the beginning of the term, in multi-year, annual, quarterly, or monthly installments. When a collection of fees occurs in advance of service delivery, revenue recognition is deferred until such services commence. Revenue for implementation fees is recognized ratably over the expected term of the contract, including expected renewals.

We include service level commitments to customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits if those levels are not met. In addition, customer contracts often include: specific obligations that require us to maintain the availability of the customer’s data through the service and that customer content is secured against unauthorized access or loss, and indemnity provisions whereby we indemnify customers from third-party claims asserted against them that result from our failure to maintain the availability of their content or securing the same from unauthorized access or loss. To date, we have not incurred any material costs as a result of such commitments. Any such credits or payments made to customers under these arrangements are recorded as a reduction of revenue.

Consulting Revenue. Consulting services revenue is generated by providing solutions for operators in the pre-application of licensures and pre-operational phases of development and consists of contracts with fixed terms and fee structures based upon the volume and activity or fixed-price contracts for consulting and strategic services. These services include application and business plan preparation as they seek licenses to be granted. Consulting projects completed during the pre-application phase generally solidify us as the software vendor of choice for subsequent operational phases once the operator is granted the license. As a result, our consulting revenue is driven as new emerging states pass legislation, and as our client-operators gain licenses. Accordingly, we expect our consulting services to continue to grow as more states emerge with legalization reform. When these services are not combined with subscription revenues as a single unit of account, these revenues are recognized as services are rendered and accepted by the customer.

Other Revenue. Our other revenue is derived primarily from point-of-sale hardware and other non-recurring revenue. We recognize revenue as these products are delivered.

Cost of Revenue. Cost of revenue consists primarily of costs related to providing subscription and other services to our customers, including employee compensation and related expenses for data center operations, customer support and professional services personnel, payments to outside technology service providers, security services, and other tools.

Deferred Revenue. Deferred revenue consists of payments received in advance of revenue recognition from subscription, implementation and consulting services. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, contract duration, and invoice frequency. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as deferred revenue, which is a current liability on the accompanying consolidated balance sheets.

Disaggregation of Revenue

The Company derives the majority of its revenue from subscription fees paid for access to and usage of its SaaS solutions for a specified period of time, typically one to three years. In addition to subscription fees, contracts with customers may include implementation fees for launch assistance and training. Fixed subscription and implementation fees are billed in advance of the subscription term and are due in accordance with contract terms, which generally provide for payment within 30 days. The Company's contracts typically have a one to three year term. The Company's contractual arrangements include performance, termination and cancellation provisions, but do not provide for refunds. Customers do not have the contractual right to take possession of the Company's software at any time.

Sales taxes collected from customers and remitted to government authorities are excluded from revenue.

The following table summarizes our revenue disaggregation of enterprise offerings and non-enterprise offerings for the following periods (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Enterprise	$3,035	$—
Non-enterprise	3,916	4,014
	$6,951	$4,014

	For the Three Months Ended March 31,
	2022	2021
United States	$4,989	$2,659
Canada	1,962	1,355
	$6,951	$4,014

Contracts with Multiple Performance Obligations

Customers may elect to purchase a subscription to multiple modules, multiple modules with multiple service levels, or, for certain of the Company's solutions. We evaluate such contracts to determine whether the services to be provided are distinct and accordingly should be accounted for as separate performance obligations. If we determine that a contract has multiple performance obligations, the transaction price, which is the total price of the contract, is allocated to each performance obligation based on a relative standalone selling price method. We estimate standalone selling price based on observable prices in past transactions for which the product offering subject to the performance obligation has been sold separately. As the performance obligations are satisfied, revenue is recognized as discussed above in the product descriptions.

Transaction Price Allocated to Future Performance Obligation

ASC 606 provides certain practical expedients that limit the required disclosure of the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied. As many of the contracts the Company has entered into with customers are for a twelve-month subscription term, a significant portion of performance obligations that have not yet been satisfied as of March 31, 2022 are part of a contract that has an original expected duration of one year or less. For contracts with an original expected duration of greater than one year, for which the practical expedient does not apply, the aggregate transaction price allocated to the unsatisfied performance obligations was $15.1 million as of March 31, 2022, of which $8.4 million is expected to be recognized as revenue over the next twelve months.

Deferred Revenue

Deferred revenue represents the unearned portion of subscription and implementation fees. Deferred revenue is recorded when cash payments are received in advance of performance. Deferred amounts are generally recognized within one to three years. Deferred revenue is included in the accompanying consolidated balance sheets under Total current liabilities, net of any long-term portion that is included in Other long-term liabilities.

The following table summarizes deferred revenue activity for the three months ended March 31, 2022 (in thousands):

	As of December 31, 2021	Net additions	Revenue recognized	As of March 31, 2022
Deferred revenue	$4,126	6,069	(6,339)	$3,856

Of the $7.0 million of revenue recognized in the three months ended March 31, 2022, $2.4 million was included in deferred revenue at December 31, 2021.

Costs to Obtain Contracts

In accordance with ASC 606, we capitalize sales commissions that are directly related to obtaining customer contracts and that would not have been incurred if the contract had not been obtained. These costs are included in the accompanying consolidated balance sheets and are classified as Prepaid expenses and other current assets. Deferred contract costs are amortized to sales and marketing expense over the expected period of benefit, which we have determined to be one to three years based on the estimated customer relationship period.

The following table summarizes deferred contract cost activity for the three months ended March 31, 2022 (in thousand):

	As of December 31, 2021	Additions	Amortized costs (1)	As of March 31, 2022
Deferred contract costs	$301	112	(113)	$300

(1) Includes contract costs amortized to sales and marketing expense during the period.

Note 3 - Revenue

Financial Statement Impact of Adopting ASC 606, "Revenue from Contracts with Customers"

On July 1, 2020, we adopted ASC 606 using the modified retrospective transition method and applied this method to all contracts that were not complete as of the date of adoption. The reported results as of December 31, 2021 and December 31, 2020, and for the year ended December 31, 2021 and the six months ended December 31, 2020 in the accompanying consolidated financial statements are presented under ASC 606, while the year ended June 30, 2020 has not been adjusted and is reported in accordance with historical accounting guidance in effect for that period.

The most significant impacts of this standard relate to the timing of revenue recognition of fixed fees under our contracts, as well as the accounting for costs to obtain contracts. Under ASC 606, revenue recognition for subscription and implementation fees begins on the launch date and is recognized over time through the term of the contract. We then recognized the remaining balance of the fixed fees ratably over the remaining term of the contract. Additionally, under ASC 606, we now defer recognition of expense for sales commissions ("contract costs"). These contract costs are amortized to expense over the expected period of benefit. Before the adoption of ASC 606, we expensed these contract costs as incurred.

The adoption of ASC 606 under the modified retrospective transition method resulted in a net adjustment reducing the accumulated deficit by $0.2 million at July 1, 2020 and an increase to capitalized commissions, which  are included in prepaid expenses and other current assets on the  accompanying balance sheet. The adjustment consisted of $0.2 million related to the deferral of contract costs that were historically expensed as incurred

Revenue Recognition Policies for the year ended December 31, 2021 and the six months ended December 31, 2020

In accordance with ASC 606, revenue is recognized when a customer obtains the benefit of promised services, in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those services. In determining the amount of revenue to be recognized, the Company performs the following steps: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether the promised services are performance obligations, including whether they are distinct in the context of the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Software Revenue. Our software revenue is generated from subscriptions and services related to the use of our commercial software platforms, MJ Platform®, Ample, Trellis, Viridian, 365 Cannabis, and our government regulatory platform, Leaf Data Systems, and the sale of business intelligence, data analytics and other software related services. Software contracts are annual or multi-year contracts paid monthly in advance of service and typically cancellable upon 30 days’ notice after the end of the contract period. Leaf Data Systems contracts are generally multi-year contracts payable annually or quarterly in advance of service. Commercial software and Leaf Data Systems contracts generally may only be terminated early for breach of contract as defined in the respective agreements. Amounts that have been invoiced are initially recorded as deferred revenue or contract liabilities. Subscription revenue is recognized on a straight-line basis over the service term of the arrangement beginning on the date that our solution is made available to the customer and ending at the expiration of the subscription term. We typically invoice customers at the beginning of the term, in multi-year, annual, quarterly, or monthly installments. When a collection of fees occurs in advance of service delivery, revenue recognition is deferred until such services commence. Revenue for implementation fees is recognized ratably over the expected term of the contract, including expected renewals.

We include service level commitments to customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits if those levels are not met. In addition, customer contracts often include: specific obligations that require us to maintain the availability of the customer’s data through the service and that customer content is secured against unauthorized access or loss, and indemnity provisions whereby we indemnify customers from third-party claims asserted against them that result from our failure to maintain the availability of their content or securing the same from unauthorized access or loss. To date, we have not incurred any material costs as a result of such commitments. Any such credits or payments made to customers under these arrangements are recorded as a reduction of revenue.

Consulting Revenue. Consulting services revenue is generated by providing solutions for operators in the pre-application of licensures and pre-operational phases of development and consists of contracts with fixed terms and fee structures based upon the volume and activity or fixed-price contracts for consulting and strategic services. These services include application and business plan preparation as they seek licenses to be granted. Consulting projects completed during the pre-application phase generally solidify us as the software vendor of choice for subsequent operational phases once the operator is granted the license. As a result, our consulting revenue is driven as new emerging states pass legislation, and as our client-operators gain licenses. Accordingly, we expect our consulting services to continue to grow as more states emerge with legalization reform. Consulting services revenue  When these services are not combined with subscription revenues as a single unit of account, these revenues are recognized as services are rendered and accepted by the customer.

Other Revenue. Our other revenue is derived primarily from point-of-sale hardware and other non-recurring revenue. We sell solo*TAG™ s and solo*CODE™s to customers by the roll of printed labels or as a digital code that allows customers to print directly their packing. When customers active a solo*TAG™ or solo*CODE™, we receive an activation fee, which is recognized upon activation by the customer. From time to time, we may purchase equipment for resale to customers. Such equipment is generally drop-shipped to our customers. We recognize revenue as these products are delivered.

Cost of Revenue.  Cost of revenue consists primarily of costs related to providing subscription and other services to our customers, including employee compensation and related expenses for data center operations, customer support and professional services personnel, payments to outside technology service providers, security services, and other tools.

Unbilled Receivables. Unbilled receivables are booked when services are delivered to our customers but not yet invoiced. Once invoiced, the unbilled receivables are reclassified to accounts receivable.

Revenue Recognition Policies for the year ended June 30, 2020

We derive our revenues primarily from the following sources: software revenues, which are primarily comprised of subscription fees from government and commercial customers accessing our enterprise cloud computing services and from customers paying for additional support beyond the standard support that is included in the basic subscription fees; and consulting services provided to operators interested in integrating our platform into their respective operations, such services include: assessing compliance requirements, monitoring systems and readiness; assisting with the application process; and evaluating the operator’s inspection readiness and business plan.

We commence revenue recognition when there is persuasive evidence of an arrangement, the service has been or is being provided to the customer, the collection of the fees is reasonably assured, and the amount of fees to be paid by the customer is fixed or determinable.

Deferred Revenue

Deferred revenue consists of payments received in advance of revenue recognition from subscription services. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, contract duration, and invoice frequency. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as deferred revenue, which is a current liability on the accompanying consolidated balance sheets.

Disaggregation of Revenue

The Company derives the majority of its revenue from subscription fees paid for access to and usage of its SaaS solutions for a specified period of time, typically one to three years. In addition to subscription fees, contracts with customers may include implementation fees for launch assistance and training. Fixed subscription and implementation fees are billed in advance of the subscription term and are due in accordance with contract terms, which generally provide for payment within 30 days. The Company's contracts typically have a one to three year term. The Company's contractual arrangements include performance, termination and cancellation provisions, but do not provide for refunds. Customers do not have the contractual right to take possession of the Company's software at any time.

Sales taxes collected from customers and remitted to government authorities are excluded from revenue.

The following table summarizes revenue disaggregation by product for the following periods (in thousands):

	Year Ended December 31, 2021	Six Months Ended December 31, 2020	Year Ended June 30, 2020 (1)
Government	$3,258	$1,939	$4,906
Non-government	17,427	5,886	7,667
	$20,685	$7,825	$12,573

(1)	As noted above, prior periods have not been adjusted for the adoption of ASC 606 and are presented in accordance with historical accounting guidance in effect for those periods.

	Year Ended December 31, 2021	Six Months Ended December 31, 2020	Year Ended June 30, 2020
United States	$15,800	$5,212	$12,573
Canada	4,885	2,613	—
	$20,685	$7,825	$12,573

Contracts with Multiple Performance Obligations

Customers may elect to purchase a subscription to multiple modules, multiple modules with multiple service levels, or, for certain of the Company's solutions. We evaluate such contracts to determine whether the services to be provided are distinct and accordingly should be accounted for as separate performance obligations. If we determine that a contract has multiple performance obligations, the transaction price, which is the total price of the contract, is allocated to each performance obligation based on a relative standalone selling price method. We estimate standalone selling price based on observable prices in past transactions for which the product offering subject to the performance obligation has been sold separately. As the performance obligations are satisfied, revenue is recognized as discussed above in the product descriptions.

Transaction Price Allocated to Future Performance Obligations

ASC 606 provides certain practical expedients that limit the required disclosure of the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied. As many of the contracts the Company has entered into with customers are for a twelve-month subscription term, a significant portion of performance obligations that have not yet been satisfied as of December 31, 2021 are part of a contract that has an original expected duration of one year or less. For contracts with an original expected duration of greater than one year, for which the practical expedient does not apply, the aggregate transaction price allocated to the unsatisfied performance obligations was $16.6 million as of December 31, 2021, of which $11.1 million is expected to be recognized as revenue over the next twelve months.

Deferred Revenue

Deferred revenue represents the unearned portion of subscription and implementation fees. Deferred revenue is recorded when cash payments are received in advance of performance. Deferred amounts are generally recognized within one year. Deferred revenue is included in the accompanying consolidated balance sheets under Total current liabilities, net of any long-term portion that is included in Other long-term liabilities. The following table summarizes deferred revenue activity for the year ended December 31, 2021 (in thousands):

	As of January 1, 2021	Net additions	Revenue recognized	As of December 31, 2021
Deferred revenue	$844	12,657	9,375	$4,126

Of the $20.7 million of revenue recognized during the year ended December 31, 2021, $0.7 million was included in deferred revenue as of December 31, 2020.

Costs to Obtain Contracts

In accordance with ASC 606, we capitalize sales commissions that are directly related to obtaining customer contracts and that would not have been incurred if the contract had not been obtained. These costs are included in the accompanying consolidated balance sheets and are classified as Prepaid expenses and other current assets. Deferred contract costs are amortized to sales and marketing expense over the expected period of benefit, which we have determined to be one year based on the estimated customer relationship period. The following table summarizes deferred contract cost activity for the year ended December 31, 2021 (in thousand):

	As of January 1, 2021	Additions	Amortized costs (1)	As of December 31, 2021
Deferred contract costs	$228	512	(479)	$261

(1)	Includes contract costs amortized to sales and marketing expense during the period.